Shareholders' Equity (Tables)	6 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of restricted stock grants
Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2020	555,000	$2.06	$471,750
Forfeited	(120,000)	$2.57	-
Granted	700,000	$1.39	-
Vested	(649,167)	$1.87	-
Unvested as of June 30, 2021	485,833	$1.40	-
Forfeited	(150,000)	$1.12	-
Granted	100,000	$0.46	-
Vested	(264,167)	$1.47	-
Unvested as of December 31, 2021 (Unaudited)	171,666	$1.00	$-

Schedule of warrant activity
	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2020	5,327,274	$0.29	5.31
Granted	33,976,252	$1.07	3.48
Exercised	(13,657,274)	$0.38	-
June 30, 2021	25,646,252	$1.24	3.08
Granted	23,086,195	$1.00	3.00
December 31, 2021 (Unaudited)	48,732,447	$1.13	2.65